Earnings per share	9 Months Ended
Mar. 31, 2025
Earnings per share [abstract]
Earnings per share
Note 18. Earnings per share
Basic earnings per share is computed by dividing net profit/(loss) after income tax by the weighted average number of ordinary shares outstanding during the period. Diluted earnings per share is calculated by adjusting the profit or loss attributable to ordinary shareholders, and the weighted average number of shares outstanding, for the effects of all dilutive potential ordinary shares.

For the three month period ended 31 March 2025, 177,178 (31 March 2024: 416,733) shares were excluded in determining the diluted earnings per share as their effect is anti-dilutive. For the other periods presented, potential ordinary shares have not been included in the calculation diluted earnings per share because their effect is antidilutive.

For the Three Months Ended 31 March 2025

	Three months ended	Three months ended
	31 Mar 2025	31 Mar 2024
	US$'000	US$'000

Profit/(loss) after income tax	24,227	8,638

	Number	Number
Weighted average number of ordinary shares used in calculating basic earnings per share	218,659,835	104,496,782

Weighted average number of ordinary shares used in calculating diluted earnings per share	229,105,785	112,195,908

	US$	US$
Basic earnings per share	0.11	0.08
Diluted earnings per share	0.11	0.08

For the Nine Months Ended 31 March 2025

	Nine months ended	Nine months ended
	31 Mar 2025	31 Mar 2024
	US$'000	US$'000

Profit/(loss) after income tax	(8,605)	(1,889)

	Number	Number
Weighted average number of ordinary shares used in calculating basic earnings per share	206,039,370	81,456,256

Weighted average number of ordinary shares used in calculating diluted earnings per share	206,039,370	81,456,256

	US$	US$
Basic earnings per share	(0.04)	(0.02)
Diluted earnings per share	(0.04)	(0.02)